UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: June 30, 2009
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Direxion Funds
33 Whitehall Street, 10th Floor
NewYork, NY 10004

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series
		and classes of securites of the issuer, check the box but do not list series or classes):		[ ]

		Commodity Trends Strategy Fund Investor Class		Currency Trends Strategy Fund Investor Class
		Commodity Trends Strategy Fund Institutional Class		Currency Trends Strategy Fund Institutional Class
		Commodity Trends Strategy Fund C Class		Currency Trends Strategy Fund C Class
		Direxion/Wilshire Dynamic Fund Investor Class		Long/Short Global IPO Fund Investor Class
		Direxion/Wilshire Dynamic Fund C Class		Long/Short Global IPO Fund C Class

3.		Investment Company Act File Number:		811-08243

		Securities Act File Number:		333-28697

4(a).	Last day of fiscal year for which this Form is filed:
October 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):		$164,987,755

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$179,776,905

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$166,774,943

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$346,551,848

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		$(181,564,093)

	(vi) Redemption credits available for use in future years			$((181,564,093))
	- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See Instruction C.9):
				X		0.01146%

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
				=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here: N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[ X ]		Wire Transfer

	[ ]		Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/Patrick Rudnick
Patrick Rudnick Principal Financial Officer

Date	January 11, 2012
   *Please print the name and title of the signing officer below the signature.